RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 11, 2022 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) Subsidiary	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Expenses allocated			$ 1,000
Promissory Note with one of the employees		$ 90
Interest rate of the Note		1.68%
Interest receivable from the Note			0	$ 2
Interest income			0	2
Prepaid advances				1,244
Due from related parties			14	1,465
Subsequent Event
Related Party Transaction [Line Items]
Promissory Note with one of the employees will be forgiven	$ 90
ARTSA
Related Party Transaction [Line Items]
Due to related parties for payments paid on their behalf			110	124
Due from related parties for payments made on behalf of the other entities			14	30
4C
Related Party Transaction [Line Items]
Payments for rent			149	113
Prepaid advances			0	1,154
Prepaid advances unrecoverable			983
Expenses incurred			4,055	2,160
Due from related parties			0	1,496
Due to related parties for payments paid on their behalf			$ 1,872	11
4Bionics
Related Party Transaction [Line Items]
Number of subsidiaries | Subsidiary			3
Liminal | Allocation of Expense Incurred
Related Party Transaction [Line Items]
Expenses allocated			$ 101	$ 64
TESA
Related Party Transaction [Line Items]
Due to related parties for payments paid on their behalf			$ 11